Equity Investments in Unconsolidated Subsidiaries - Investment Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 VIE, Not primary beneficiary LSC Entities	Jun. 30, 2013 VIE, Not primary beneficiary LSC Entities	Jun. 30, 2014 VIE, Not primary beneficiary LSC Entities	Jun. 30, 2013 VIE, Not primary beneficiary LSC Entities	Jul. 31, 2010 VIE, Not primary beneficiary Tiger	Jun. 30, 2014 VIE, Not primary beneficiary Tiger	Jun. 30, 2013 VIE, Not primary beneficiary Tiger	Jun. 30, 2014 VIE, Not primary beneficiary Tiger	Jun. 30, 2013 VIE, Not primary beneficiary Tiger	Jun. 30, 2014 VIE, Not primary beneficiary AMT Alpha	Jun. 30, 2013 VIE, Not primary beneficiary AMT Alpha	Jun. 30, 2014 VIE, Not primary beneficiary AMT Alpha	Jun. 30, 2013 VIE, Not primary beneficiary AMT Alpha	Mar. 28, 2013 VIE, Not primary beneficiary AMTCH	Jun. 30, 2014 VIE, Not primary beneficiary AMTCH	Jun. 30, 2013 VIE, Not primary beneficiary AMTCH	Jun. 30, 2014 VIE, Not primary beneficiary AMTCH	Jun. 30, 2013 VIE, Not primary beneficiary AMTCH	Jun. 30, 2014 VIE, Not primary beneficiary AMTCH II	Jun. 30, 2014 VIE, Not primary beneficiary AMTCH II	Jun. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior	Jun. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior	Jun. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior	Jun. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior	Jun. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Jun. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC
Equity Method Investment [Roll Forward]
Beginning balance			$ 133,193				$ 126,186	$ 66,484				$ 73,186	$ 58,273			$ 6,537	$ 8,211				$ 32,966	$ 0		$ 13,497			$ 6,872	$ 6,737			$ 2,863	$ 2,671			$ 4,009	$ 4,066
Contributions							10,887	6,190	11,000			6,878	5,890			475	300	12,136			3,428	0		106			14	750			14	750			0	0
Distributions																											0				0				0
Acquisition of interest								22,411					0				0					22,411
Equity in earnings (losses) of unconsolidated subsidiaries	(2,610)	487	(1,487)	(324)	(2,535)	(3)	(1,135)	(789)		(1,609)	729	(4,654)	1,999	(104)	113	(77)	(1,943)		(1,181)	(845)	(3,244)	(845)	359	6,840	(75)	(39)	(352)	(63)	(87)	(165)	(393)	(210)	12	126	41	147
Change in equity method investments							9,752	27,812				2,224	7,889			398	(1,643)				184	21,566		6,946			(338)	687			(379)	540			41	147
Ending balance	$ 142,473		$ 142,473		$ 135,938	$ 94,296	$ 135,938	$ 94,296		$ 75,410	$ 66,162	$ 75,410	$ 66,162	$ 6,935	$ 6,568	$ 6,935	$ 6,568	$ 22,411	$ 33,150	$ 21,566	$ 33,150	$ 21,566	$ 20,443	$ 20,443	$ 6,534	$ 7,424	$ 6,534	$ 7,424	$ 2,484	$ 3,211	$ 2,484	$ 3,211	$ 4,050	$ 4,213	$ 4,050	$ 4,213